Document and Entity Information	Total
Risk/Return:
Document Type	497
Document Period End Date	Apr. 30, 2016
Registrant Name	IndexIQ Trust
Central Index Key	0001427789
Amendment Flag	false
Document Creation Date	Aug. 30, 2016
Document Effective Date	Aug. 30, 2016
Prospectus Date	Aug. 29, 2016
IQ Hedge Multi-Strategy Plus Fund | Class A
Risk/Return:
Trading Symbol	IQHOX
IQ Hedge Multi-Strategy Plus Fund | Class I
Risk/Return:
Trading Symbol	IQHIX